Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The components of income tax benefit were as follows (in millions):

	Twelve Months Ended December 31,
	2022	2021	2020
Deferred income benefit:
Federal	$—	$(4)	$—
State	—	(1)	—
Total deferred income tax benefit	—	(5)	—
Income tax benefit	$—	$(5)	$—
The reconciliations of the effective tax rate from the federal statutory rate were as follows:

	Twelve Months Ended December 31,
	2022	2021	2020
Federal statutory tax rate	21.0%	21.0%	21.0%
State income tax, net of federal tax benefit	—	0.1	—
Stock-based compensation	(0.2)	(0.4)	(1.5)
Research and development credits	1.5	2.5	3.5
Liability classified financial instruments	1.4	(0.7)	—
Goodwill impairment	(13.6)	—	—
Other	(0.1)	(0.1)	0.2
Change in valuation allowance	(10.0)	(21.8)	(23.2)
Effective tax rate	—%	0.6%	—%
The components of deferred tax assets and liabilities were as follows (in millions):

	As of
	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating losses	$324	$244
Tax credits	83	45
Stock-based compensation	17	41
Capitalized R&D	130	—
Lease liability	29	31
Other	14	12
Deferred tax assets, gross	597	373
Valuation allowance	(542)	(331)
Deferred tax assets, net of valuation allowance	55	42
Deferred tax liabilities:
Depreciation and amortization	(27)	(7)
Right of use asset	(29)	(32)
Other	(3)	(7)
Deferred tax liabilities	(59)	(46)
Deferred tax liabilities, net	$(4)	$(4)
As of December 31, 2022, federal and state net operating losses were $1,166 million and $1,116 million, respectively. If not utilized, the federal and state net operating loss carryforwards will begin to expire starting in 2036 and 2029, respectively. Federal and similar state provisions limit the use of net operating losses and tax credit carryforwards in certain situations where changes occur in the stock ownership of a company. Certain acquired net operating losses and tax credits are subject to limitations.
As of December 31, 2022, federal research and development credits were $76 million, which will begin to expire in 2037 and state research and development credits were $29 million, which will begin to expire in 2032.
Assessing the realizability of deferred tax assets is dependent upon several factors, including the likelihood and amount, if any, of future taxable income in relevant jurisdictions during the periods in which those temporary differences become deductible. The Company has evaluated the criteria for realization of deferred tax assets and, as a result, has determined that certain deferred tax assets are not realizable.
The components of changes in the valuation allowance were as follows (in millions):

	Twelve Months Ended December 31,
	2022	2021	2020
Valuation allowance at beginning of period	$331	$87	$31
Change in deferred tax asset positions	211	244	56
Valuation allowance at end of period	$542	$331	$87
The components of changes in unrecognized tax benefits were as follows (in millions):

	Twelve Months Ended December 31,
	2022	2021	2020
Unrecognized tax benefits at beginning of period	$18	$5	$2
Increases related to tax positions taken during a prior year	1	1	—
Increases related to tax positions taken during the current year	8	12	3
Decreases related to tax positions taken during a prior year	(6)	—	—
Unrecognized tax benefits at end of period	$21	$18	$5
The Company’s policy is to recognize interest and penalties related to unrecognized tax benefits within the provision for income taxes. Amounts accrued for interest and penalties were not significant during the twelve months ended December 31, 2022, 2021, and 2020.
The Company does not anticipate that the amount of existing unrecognized tax benefits will significantly increase or decrease within the next 12 months. None of the unrecognized tax benefits, if recognized, would have a material effect on the effective tax rate.
The Company files U.S. federal and state income tax returns. The Company is not currently under examination by income tax authorities in any jurisdiction. All tax returns will remain open for examination by the federal and state authorities for three and four years, respectively, from the date of utilization of any net operating losses or credits.